Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 4. Related Party Transactions

Reimbursement of Expenses of Our General Partner

The employees of our operated assets are employees of Williams. Williams directly charges us for the payroll and benefit costs associated with operations employees and carries the obligations for many employee-related benefits in its financial statements, including the liabilities related to employee retirement, medical plans and paid time off. Our share of the costs is charged to us through affiliate billings and reflected in operating and maintenance expenses in the Consolidated Statement of Comprehensive Income.

In addition, employees of Williams provide general and administrative services to us, and we are charged for certain administrative expenses incurred by Williams. These charges are either directly identifiable or allocated to our assets. Direct charges are for goods and services provided by Williams at our request. Allocated charges are based on a three-factor formula, which considers revenues; property, plant and equipment; and payroll. Our share of direct and allocated administrative expenses is reflected in selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income. In management's estimation, the allocation methodologies used are reasonable and result in a reasonable allocation to us of our costs of doing business incurred by Williams.

In 2012, Williams engaged a consulting firm to assist in better aligning resources to support their business strategy following the December 31, 2011, spin-off of its former exploration and production business, WPX. Our share of the allocated reorganization-related costs, included in selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income, is $25 million for the year ended December 31, 2012.

Transactions with Affiliates and Equity Method Investees

Product costs, in the Consolidated Statement of Comprehensive Income, include charges for the following types of transactions with affiliates and equity method investees:

  Purchases of olefin and NGL products for resale from Williams Energy Canada, Inc., a subsidiary of Williams, at market prices at the time of purchase.

  Purchases of NGLs for resale from Discovery at market prices at the time of purchase.

  Payments to OPPL for transportation of NGLs from certain natural gas processing plants.

  Transactions with WPX

  We consider WPX an affiliate prior to its spin-off from Williams. Revenues, in the Consolidated Statement of Comprehensive Income, for the years ended December 31, 2011 and 2010 include the following types of transactions we have with WPX prior to this separation:

  Revenues from transportation and exchange service and rental of communication facilities with WPX. The rates charged to provide sales and services to affiliates are comparable to those that are charged to similarly-situated nonaffiliated customers.

  Revenues from gathering, treating, and processing services for WPX under several contracts. We believe that the rates charged to provide these services are reasonable as compared to those that are charged to similarly-situated nonaffiliated customers.

  Product costs and operating and maintenance expenses, in the Consolidated Statement of Comprehensive Income, for the years ended December 31, 2011 and 2010 include charges for the following types of transactions we have with WPX prior to this separation:

  Purchases of NGLs for resale from WPX at market prices at the time of purchase.

  Purchases of natural gas for shrink replacement and fuel from WPX at market prices at the time of purchase or contract execution.

  Costs related to a transportation capacity agreement transferred to WPX in a prior year. To the extent that WPX did not utilize this transportation capacity for its needs (primarily transporting third-party gas volumes), we reimbursed WPX for these transportation costs.

Historically, we periodically entered into derivative contracts with WPX to hedge forecasted NGL sales and natural gas purchases. These contracts were priced based on market rates at the time of execution.

Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2012	2011	2010

	(Millions)

Revenues	$-	$310	$265
Product costs	300	802	676
Operating and maintenance expenses
Employee costs	269	236	217
Other	-	305	297
Selling, general, and administrative expenses
Employee direct costs	287	232	213
Employee allocated costs	184	118	130

The accounts payable — affiliate in the Consolidated Balance Sheet represents the payable positions that result from the transactions with affiliates discussed above. Included in the Consolidated Balance sheet are certain obligations of $12 million at December 31, 2011 related to the WPX spin-off. In addition, we have $15 million and $23 million in accounts payable — trade in the Consolidated Balance Sheet with our equity method investees at December 31, 2012 and December 31, 2011, respectively.

Operating Agreements with Equity Method Investees

We have operating agreements with certain equity method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. Williams supplied a portion of these services, primarily those related to employees since we do not have any employees, to certain equity method investees. The total gross charges to equity method investees for these fees included in the Consolidated Statement of Comprehensive Income are $75 million, $57 million and $38 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Omnibus Agreement

In connection with the Dropdown in February 2010, we entered into an omnibus agreement with Williams. Under this agreement, Williams is obligated to reimburse us for (i) amounts incurred by us or our subsidiaries for repair or abandonment costs for damages to certain facilities caused by Hurricane Ike, up to a maximum of $10 million, (ii) maintenance capital expenditure amounts incurred by us or our subsidiaries for certain U.S. Department of Transportation projects, up to a maximum of $50 million, and (iii) an amount based on the amortization over time of deferred revenue amounts that relate to cash payments received by Williams prior to the closing of the contribution transaction for services to be rendered by us in the future at the Devils Tower floating production platform. In addition, we will be obligated to pay to Williams the proceeds of certain sales of natural gas recovered from the Hester storage field pursuant to the FERC order dated March 7, 2008, approving a settlement agreement. Net amounts received under this agreement for the years ended December 31, 2012, 2011 and 2010 were $15 million, $31 million, and $2 million, respectively.

We have a contribution receivable from our general partner of $4 million and $7 million at December 31, 2012 and December 31, 2011, respectively, for amounts reimbursable to us under omnibus agreements. We net this receivable against partners' equity on the Consolidated Balance Sheet.

Acquisitions and Equity Issuances

Basis of Presentation in Note 1 includes related party transactions for the Geismar Acquisition, Gulfstream Acquisitions, the Dropdown, and the Piceance Acquisition. Prior to such transactions, these operations participated in Williams' cash management program under an unsecured promissory note agreement with Williams for both advances to and from Williams. In connection with the acquisitions, the outstanding advances were distributed to Williams at the close of these transactions. These distributions had no impact on our assets or liabilities. Changes in the advances to Williams are presented as distributions to The Williams Companies, Inc. – net in the Consolidated Statement of Changes in Equity.

Note 12 includes a related party transaction for the sale of limited partner units to Williams to partially fund the Caiman Acquisition.

Board of Directors

Mr. H. Michael Krimbill, a member of our Board of Directors until his term completion in August 2012, has served as the Chief Executive Officer of NGL Energy Partners LP, formerly Silverthorne Energy Partners LP, and as a director of its general partner since 2010. We recorded $61 million and $62 million in product sales in the Consolidated Statement of Comprehensive Income from NGL Energy Partners LP primarily for the sale of propane at market prices and $13 million and $9 million in product costs in the Consolidated Statement of Comprehensive Income for the purchase of propane at market prices for the years ended December 31, 2012 and 2011, respectively. We also recorded $20 million in product sales in the Consolidated Statement of Comprehensive Income from Silverthorne Energy Partners LP primarily for the sale of propane at market prices and $5 million in product costs in the Consolidated Statement of Comprehensive Income from the purchase of propane at market prices for the year ended December 31, 2010.